8. Stock-Based Compensation	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Stock-Based Compensation

In April 2014, the Company’s board of directors approved increases to the number of shares authorized for issuance under the 2006 and 2011 Plans by 250,000 and 1,224,021 shares, respectively.

The Company estimated the fair value of employee and non-employee stock options using the Black-Scholes option pricing model. The fair values of employee and non-employee stock options are being amortized on a straight-line basis over the requisite service periods of the respective awards.

The Company believes that the fair value of the stock options issued to non-employees is more reliably measurable than the fair value of the services received. The stock-based compensation expense will fluctuate as the fair market value of the common stock fluctuates. In connection with stock options granted to non-employees, the Company recorded $40,000 and $93,000 of stock-based compensation expense in the three and six months ended September 30 2014, respectively. These amounts are included in the stock compensation table below.

The expected term of stock options represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by the Securities and Exchange Commission's Staff Accounting Bulletin No. 110 for “plain vanilla” options. The expected stock price volatility for the Company’s stock options was determined by using an average of the historical share price volatilities of the Company and its industry peers. The Company will continue to analyze the stock price volatility and expected term assumptions as more data for the Company’s common stock and exercise patterns become available. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. Compensation expense includes the impact of an estimate for forfeitures for all stock options. The Company estimates forfeitures based on historical experience and reduces compensation expense accordingly. The estimated forfeiture rates used during the three months ended September 30, 2014 ranged from 0.27% to 0.37%.

Stock-based compensation expense is as follows:

	Three Months		Six Months
	Ended		Ended
	September 30,		September 30,
	2014	2013	2014	2013
Cost of service revenue	$59,000	$30,000	$123,000	$56,000
Research and development	82,000	45,000	178,000	78,000
Selling, general and administrative	315,000	221,000	606,000	349,000
Total stock-based compensation	$456,000	$296,000	$907,000	$483,000

At September 30, 2014, there were unrecognized compensation costs of $3,910,000 related to stock options which is expected to be recognized over a weighted-average amortization period of 2.38 years.

No income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits have been realized from exercised stock options.

The Company did not capitalize any cost associated with stock-based compensation.

The fair value of the stock options granted was calculated using the Black-Scholes option-pricing model using the following weighted-average assumptions:

	Three and Six Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Expected life	8.90 years	5.89 years	5.89 years	5.89 years
Risk-free interest rate	2.32%	1.42%	1.42%	1.42%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	98%	86%	86%	86%
Fair value of options granted	$2.39	$2.10	$2.10	$2.10

A summary of all option activity as of September 30, 2014 and changes during the three months then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2014	2,536,000	$7.78
Options granted	245,000	2.76
Options exercised	–	–
Options forfeited or expired	(27,000)	20.88
Outstanding at September 30, 2014	2,754,000	$7.21	8.24	$–
Exercisable at September 30, 2014	1,197,000	$11.62	6.71	$–
Options available for grant as of September 30, 2014	1,579,000

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock ($2.35) for stock options.

The Company issues new shares of common stock upon exercise of stock options.

2004 Stock Plan

The Company’s 2004 stock option plans (the “Plan”) became effective July 2004. The Plan provides for grants of both incentive stock options (ISOs) and non-qualified stock options (NSOs) to employees, consultants and directors.

In accordance with the Plan, the stated exercise price may not be less than 100% and 85% of the estimated fair market value of the Company’s common stock on the date of grant for ISOs and NSOs, respectively, as determined by the board of directors at the date of grant. With respect to any 10% shareholder, the exercise price of an ISO or NSO was not to exceed 110% of the estimated fair market value per share on the date of grant.

Options issued under the Plan generally have a ten-year term and generally became exercisable over a five-year period.

In connection with the Company’s reincorporation in Delaware on December 15, 2006, the Company’s board of directors determined no future options will be granted under the 2004 Plan.

2006 Stock Plan

The board initially adopted the 2006 Stock Incentive Plan on August 25, 2006. On December 14, 2006, the stockholders approved the 2006 Stock Incentive Plan which became effective at the close of the Company’s initial public offering. The 2006 Stock Incentive Plan was later amended and restated by a unanimous board resolution on April 26, 2007, and such amendments were subsequently approved by the stockholders. On September 10, 2009, the Company’s shareholders approved a subsequent amendment to the 2006 Stock Incentive Plan. The 2006 Stock Incentive Plan, as amended and restated, is hereafter referred to as the “2006 Plan.”

The 2006 Plan provides for the granting of incentive stock options to employees and the granting of nonstatutory stock options to employees, non-employee directors, advisors and consultants. The 2006 Plan also provides for grants of restricted stock, stock appreciation rights and stock unit awards to employees, non-employee directors, advisors and consultants.

In accordance with the 2006 Plan the stated exercise price may not be less than 100% and 85% of the estimated fair market value of common stock on the date of grant for ISOs and NSOs, respectively, as determined by the board of directors at the date of grant. With respect to any 10% stockholder, the exercise price of an ISO or NSO shall not be less than 110% of the estimated fair market value per share on the date of grant.

Options issued under the 2006 Plan generally have a ten-year term.

Shares subject to awards that expire unexercised or are forfeited or terminated will again become available for issuance under the 2006 Plan. No participant in the 2006 Plan can receive option grants, restricted shares, stock appreciation rights or stock units for more than 26,786 shares (adjusted for the reverse stock split effective April 1, 2013) in the aggregate in any calendar year.

On November 7, 2006, the board initially authorized a total of 178,571 of the Company’s common stock shares (adjusted for the reverse stock split effective April 1, 2013) for issuance under the 2006 Plan in addition to increases provided for in the 2006 Plan through August 25, 2016. On September 10, 2009, the Company’s shareholders approved an amendment of the 2006 Plan which authorized and reserved an additional 142,858 shares (adjusted for the reverse stock split effective April 1, 2013) for issuance under the 2006 Plan. The number of shares of the Company’s common stock reserved for issuance under the 2006 Plan may increase if such increase is approved by the board, with no further action by the stockholders, at the beginning of each fiscal year by an amount equal to the lesser of (i) 250,000 shares (adjusted for the reverse stock split effective April 1, 2013); (ii) 5% of the outstanding shares of common stock of the Company on the last day of the immediately preceding year, or (iii) an amount determined by the Company’s board of the directors.

As provided under the 2006 Plan, the aggregate number of shares authorized for issuance as awards under the 2006 Plan increased on April 1, 2012 by 207,199 shares (which number constitutes 5% of the outstanding shares on the last day of the year ended March 31, 2012).  During the year ended March 31, 2014, the board of directors approved an increase of 250,000 shares authorized for issuance. The Plan is subject to adjustment on April 1, 2014, at the board’s discretion (Note 18).

2011 Stock Plan

On September 12, 2011, upon recommendation of the board, the stock holders approved the Company’s 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan is effective as of June 21, 2012.

The 2011 Plan provides for the grant of incentive stock options as defined in Section 422 of the Internal Revenue Code to employees, and the grant of non-statutory stock options and stock purchase rights to employees, non-employee directors, advisors and consultants. The 2011 Plan also permits the grant of stock appreciation rights, stock units and restricted stock.

The board has authorized 428,572 of the Company’s common stock for issuance under the 2011 Plan, in addition to automatic increases provided for in the 2011 Plan through April 1, 2021. The number of shares of the Company’s common stock reserved for issuance under the 2011 Plan will automatically increase, with no further action by the stockholders, at the beginning of each fiscal year by an amount equal to the lesser of (i) 15% of the outstanding shares of the Company’s common stock on the last day of the immediately preceding year, or (ii) an amount approved by the Company’s board of directors. On April 1, 2012, the board determined not to increase the number of shares authorized for issuance under the 2011 Plan on April 1, 2012 as no shares had yet been issued from the 2011 Plan. The number of shares authorized for issuance will be subject to adjustment on April 1, 2014, in the board’s discretion (Note 18).

Options issued under the 2011 Plan will generally have a ten-year term.

In accordance with the 2011 Plan, the stated exercise price of an employee incentive stock option shall not be less than 100% of the estimated fair market value of a share of common stock on the date of grant, and the stated exercise price of an nonstatutory option shall not be less 85% of the estimated fair market value of a share of common stock on the date of grant, as determined by the board of directors. An employee who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company shall not be eligible for the grant of an employee incentive stock option unless such grant satisfies the requirements of Section 422(c)(5) of the Internal Revenue Code.

Shares subject to awards that expire unexercised or are forfeited or terminated for any other reason will again become available for issuance under the 2011 Plan. No participant in the 2011 Plan can receive option grants, stock appreciation rights, restricted shares, or stock units for more than 107,143 shares in the aggregate in any calendar year. As provided under the 2011 Plan, the aggregate number of shares authorized for issuance as awards under the 2011 Plan automatically increases on April 1 of each year by in an amount equal to the lesser of (i) 15% of the outstanding shares on the last day of the immediately preceding year, or (ii) an amount determined by the board. During the year ended March 31, 2014, the board of directors approved an increase of 987,439 shares authorized for issuance. The Plan is subject to adjustment on April 1, 2014, at the board’s discretion (Note 18).

Options and restricted stock units outstanding at March 31, 2014 under the various plans is as follows:

Plan	Total Number of Options and Restricted Stock Units Outstanding in Plan
2004 Plan	66,000
2006 Plan	1,114,000
2011 Plan	1,356,000
2,536,000

A summary of activity under all option plans for the years ended March 31, 2014 and 2013 is presented below :

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2012	895,000	$16.52
Options granted	124,000	6.41
Options exercised	(10,000)	5.53
Options forfeited or expired	(34,000)	24.38
Outstanding at March 31, 2013	975,000	15.08
Options granted	1,648,000	3.91
Options exercised	–	–
Options forfeited or expired	(87,000)	16.04
Outstanding at March 31, 2014	2,536,000	7.78	8.49	$258,000
Exercisable at March 31, 2014	934,000	$14.11	6.25	$122,000
Options available for grant as of March 31, 2014	916,000

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock ($3.77) for stock options.

Stock-Based Compensation

The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. The Company amortizes the fair value of employee stock options on a straight-line basis over the requisite service period of the awards.  Compensation expense includes the impact of an estimate for forfeitures for all stock options.

Employee stock-based compensation expense is as follows :

	Employee Stock-based Compensation for the Year Ended March 31, 2014	Employee Stock-based Compensation for the Year Ended March 31, 2013
Cost of revenues	$126,000	$132,000
Research and development	187,000	231,000
Selling, general and administrative	794,000	791,000
Total stock-based compensation	$1,107,000	$1,154,000

No income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits have been realized from exercised stock options.

The Company estimated the fair value of employee stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service periods of the respective awards. The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Year Ended March 31,
	2014	2013
Fair value of common stock on date of grant	$3.91	$6.41
Expected Term	5.96 yrs	5.80 yrs
Risk-free interest rate	1.66%	0.72%
Dividend yield	0.00%	0.00%
Volatility	86.0%	88.0%

The weighted-average fair values of options granted during the years ended March 31, 2014 and 2013 were $2.65 and $4.61, respectively.

The expected term of stock options represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by the Securities and Exchange Commission's Staff Accounting Bulletin No. 110 for “plain vanilla” options. The expected stock price volatility for the Company’s stock options was determined by using an average of the historical volatilities of the Company and its industry peers. The Company will continue to analyze the stock price volatility and expected term assumptions as more data for the Company’s common stock and exercise patterns become available. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company estimates forfeitures based on historical experience and reduces compensation expense accordingly. The estimated forfeiture rates used during the year ended March 31, 2014 ranged from 2.53% to 4.77%.

At March 31, 2014, there were unrecognized compensation costs of $4,124,000 related to stock options which are expected to be recognized over a weighted-average amortization period of 2.78 years.

The Company did not capitalize any cost associated with stock-based compensation.

The Company issues new shares of common stock upon exercise of stock options.